Schedule of Investments
June 30, 2021 (unaudited)
Collaborative Investment Series Trust
Preferred-Plus Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Preferred Securities - $25 Par Value - 46.49%

Deep Sea Foreign Transportation Of Freight - 0.41%
Costamare, Inc. Series E (Marshall Islands) 8.875% (b) (c )			2,000	55,220

Electric & Other Services Combined - 1.33%
NiSource, Inc. Series B 6.500%, to 3/15/2024 (a) (b) (c )			4,100	117,506
CMS Energy Corp. Series C, 4.200%, 07/15/2026 Perp. (b)			2,500	63,175

				180,681
Electric Services - 1.47%
SCE Trust IV 5.375%, to 9/15/2025 (a) (b) (c )			4,000	99,600
SCE Trust V Series K 5.450%, 03/15/2026 Pfd. (b) (c )			4,000	99,960

				199,560

Finance Services - 1.21%
Synchrony Financial Series A, 5.625% 11/15/2021 Perp. (b) ( c)			6,000	164,160

Fire, Marine & Casualty Insurance - 1.30%
Enstar Group Ltd. Series D 7.000%, to 9/01/2028 (Bermuda) (a) (b) ( c)			6,000	177,480

Insurance Agents Brokers & Services - 1.78%
Equitable Holdings, Inc. Series A 5.250%, to 12/15/2024 (b) ( c)			9,000	241,650

Life Insurance - 7.59%
American Equity Investment Life Holding Co. Series A 5.950%, to 12/01/2024 (a) (b) (c )			4,000	112,320
American Equity Investment Life Holding Co. Series A 6.625%, to 9/01/2025 (a) (b) ( c)			7,000	195,650
Assurant, Inc. 5.250%, to 01/15/26 (c )			6,000	162,240
Athene Holdings Ltd. Series A 6.350%, to 6/30/2029 (Bermuda) (a) (b) (c )			9,000	264,600
Brighthouse Financial, Inc. 6.750%, to 6/25/2025 Perpetual Pfd (b) ( c)			7,000	202,020
Brighthouse Financial, Inc. 6.250% due 9/15/2058 (c )			3,400	95,914

				1,032,744

Miscellaneous Business Credit Institution - 1.01%
National Rural Utilities Cooperative Finance Corp. Series US 5.500%, due 5/15/2064 (c )			5,000	136,900

Motor Vehicles & Passenger Car Bodies - 1.81%
Ford Motor Co. 6.000%, due 12/01/2059 (c )			2,000	54,500
Ford Motor Co. 6.200%, due 6/01/2059 (c )			7,000	191,450

				245,950

National Commercial Banks - 10.77%
Capital One Financial Corp. Series I 5.000% (b) (c )			8,000	217,360
Capital One Financial Corp. Series K 4.625%, to 12/01/2025 (b) ( c)			5,000	133,900
Capital One Financial Corp. Series J 4.800% (b) ( c)			7,547	199,165
Citigroup Capital XIII 8.1395%, due 10/30/2040 (3-month US Libor + 6.370%) ( c) FRN			4,095	114,250
First Midwest Bancorp, Inc. Series C, 7.000% 08/20/2025 Pfd. (b) ( c)			6,000	168,900
JPMorgan Chase & Co. Series JJ 4.55% 06/01/2026 Perp. (b) (c )			2,000	53,240
KeyCorp Series E 6.125%, to 12/15/2026 (a) (b) (c )			3,500	107,030
Regions Financial Corp. Series C 5.700%, to 8/15/2029 (a) (b) (c )			5,000	148,000
Synovus Financial Corp. Series D 6.300%, to 6/21/2023 (a) (b) (c )			4,000	106,000
Truist Financial Corp. Series R 4.750%, to 9/01/2025 (b) ( c)			4,000	106,480
Wells Fargo & Co. Series Q 5.850%, to 9/15/2023 (a) (b) ( c)			4,025	110,889

				1,465,214
Natural Gas Transmission - 1.10%
Energy Transfer LP Series E, 7.600%, 05/15/2024 Perp. (b) ( c)			6,000	150,000

Real Estate Investment Trusts - 5.03%
KKR Real Estate Finance Trust, Inc. Series A, 6.50%, 04/16/2026 (b) (c )			4,100	112,094
Pebblebrook Hotel Trust Series G, 6.375% 05/13/2026 Perp. (b) ( c)			3,000	81,780
Public Storage, Inc. Series M 4.125%, to 8/14/2025 (b) (c )			1,000	26,050
Sachem Capital Corp Series A, 7.750%, 06/29/2026 Perp. (b)			6,000	149,700
Sachem Capital Corp. 6.875%, due 12/30/2024 (c )			3,900	99,235
Vornado Realty Trust Series N, 5.25% 11/24/2025 Pfd. (b) (c )			8,000	215,840

				684,699
Savings Institution, Federally Chartered - 1.17%
Dime Community Bancshare, 5.500% 02/15/2025 Perp. (b) (c )			6,000	159,000

Security Brokers, Dealers & Flotation Companies - 1.64%
Goldman Sachs Group, Inc. Series K 6.375%, to 5/10/2024 (a) (b) ( c)			1,400	41,160
Morgan Stanley Series F 6.875%, to 1/15/2024 (a) (b) ( c)			3,295	93,248
Morgan Stanley Series K 5.850%, to 4/15/2027 (a) (b) (c )			3,000	88,560

				222,968
Services - Equipment Rental & Leasing - 1.22%
Air Lease Corp. Series A 6.150%, to 3/15/2024 (a) (b) ( c)			6,000	165,600

State Commercial Banks - 2.59%
Fifth-Third Bancorp Series K 4.950%, to 9/30/2024 (b) ( c)			4,000	109,120
First Citizens Bancshares, Inc. Series A 5.375%, to 3/15/2025 (b) ( c)			4,500	123,435
State Street Corp. Series G 5.350%, to 3/15/2026 (a) (b) ( c)			4,000	120,360

				352,915
Telephone Communications (No Radio Telephone) - 3.26%
AT&T, Inc. Series A 5.000%, due 12/12/2024 (b) ( c)			4,000	109,600
AT&T, Inc. Series C 4.750%, due 2/18/2025 (b) (c )			6,000	159,540
Telephone & Data Systems Series UU, 6.625% 03/31/2026 Perp. (b) (c )			6,000	174,780

				443,920
Wholesale-Farm Product Raw Materials - 1.82%
CHS, Inc. Series 2 7.100%, to 3/31/2024 (a) (b) ( c)			4,000	114,040
CHS, Inc. Series 4 7.500%, due 1/21/2025 (b) ( c)			4,560	133,061

				247,101

Total Preferred Securities - $25 Par Value			(Cost $ 5,858,523)	6,325,762

Preferred Securities - $50 Par Value - 0.73%

Electric Services - 0.73%
DTE Energy Co. 6.250%, due 11/01/2022 (c )			2,000	98,860

Total Preferred Securities - $50 Par Value			(Cost $ 100,685)	98,860

Preferred Securities - Capital Securities - 49.60%

Electric Services - 2.71%
Edison International Series A, 5.375%, 03/15/2026, Perpetual (b) ( c)			250,000	251,825
Emera, Inc. Series 16-A 6.750%, to 6/15/2026 (Canada) (a) (c ) (maturity date 06/15/2076)			100,000	117,125

				368,950
Electronic & Other Electrical Equipment - 0.72%
General Electric Co. Series D 3.44888% (3-month US Libor + 3.33%) ** (b) (c )			100,000	98,350

Finance Services - 4.16%
American Express Co. Series C 3.40388%, to 12/15/2020 (a) (b) ( c)			175,000	175,219
General Motors Financial Co., Inc. Series C 5.700%, to 9/30/2030 (a) (b) (c )			155,000	173,600
General Motors Financial Co., Inc. Series A 5.750%, to 9/30/2027 (a) (b) (c )			200,000	217,678

				566,497

Fire, Marine & Casualty Insurance - 1.23%
Progressive Corp. Series B 5.375%, to 3/15/2023 (a) (b) (c )			160,000	167,758

Life Insurance - 1.36%
MetLife, Inc. Series D 5.875%, to 3/15/2028 (a) (b) (c )			160,000	184,446

National Commercial Banks - 22.06%
Bank of America Corp. Series JJ 5.125%, to 6/20/2024 (a) (b) ( c)			200,000	213,000
Bank of America Corp. Series FF 5.875%, to 3/15/2028 (a) (b) (c )			300,000	343,368
Citigroup, Inc. Series M 6.300%, to 5/15/2024 (a) (b) (c )			150,000	161,355
Citigroup Inc., 5.950%, 01/30/2023 (b) ( c)			150,000	157,703
Citigroup, Inc. Series T 6.25%, to 08/15/26 (a) (b) (c )			150,000	175,275
Huntington Bancshares, Inc. Series G 4.450%, to 10/15/2023 ( c)			200,000	213,500
JPMorgan Chase & Co. Series CC 4.625%, to 11/01/2022 (a) (b) (c )			170,000	170,923
JPMorgan Chase & Co. Series X 6.100%, to 10/01/2024 (a) (b) (c )			160,000	175,000
JPMorgan Chase & Co. Series Z 4.051%, to 2/01/2021 (a) (b) (c )			125,000	125,313
KeyCorp Series D 5.000%, to 9/15/2026 (a) (b) (c )			160,000	178,144
PNC Financial Services Group, Inc. Series S 5.000%, to 11/01/2026 (a) (b) ( c)			160,000	178,000
Regions Financial Corp. Series D 5.750%, to 6/15/2025 (a) (b) (c )			250,000	279,375
Truist Financial Corp. Series M 5.125%, to 12/15/2027 (a) (b) ( c)			100,000	107,250
Truist Financial Corp. Series N 4.80%, to 9/01/2024 (a) (b) ( c)			250,000	262,500
Wells Fargo & Co. Series L 7.500% (b) (c )			65	99,204
Wells Fargo & Co. Series S 5.900%, to 6/15/2024 (a) (b) (c )			150,000	161,625

				3,001,535
Personal Credit Institutions - 1.26%
Discover Financial Services Series C 5.500%, to 10/30/2027 (a) (b) ( c)			160,000	171,394

Security Brokers, Dealers & Flotation Companies - 4.88%
Charles Schwab Corp. Series F 5.000%, to 12/01/2027 (a) (b) (c )			175,000	184,844
Goldman Sachs Group, Inc. Series P 5.000%, to 11/10/2022 (a) (b) ( c)			160,000	162,000
Morgan Stanley Series M 5.875%, to 09/15/2026 (a) (b) ( c )			185,000	212,056
Morgan Stanley Series N 5.300%, to 12/15/2025 (a) (b) ( c)			100,000	105,350

				664,250

Services-Equipment Rental & Leasing, Nec - 3.44%
AerCap Holdings N.V. 5.875%, to 10/10/2079 (Ireland) ** (a) ( c) (Maturity date: 10/10/2079)			300,000	312,420
Air Lease Corp. Series B, 4.65%, 06/15/2026 (b) (c)			150,000	155,438

				467,858

State Commercial Banks - 7.77%
Ally Financial Inc. Series B, 4.700%, 05/15/2026 (b) ( c)			250,000	258,175
Bank of New York Mellon Corp. Series F, 4.625%, 9/20/2026 (a) (b) (c )			105,000	115,678
Citizens Financial Group Series G, 4.000%, 10/06/2026 Perp. (b) ( c)			160,000	161,200
Fifth-Third Bancorp Series J 3.3315% (3-month US Libor + 3.129%) (b) ( c) FRN			150,000	149,438
State Street Corp. Series H 5.625%, to 12/15/2023 (a) (b) ( c)			160,000	169,600
SVB Financial Group Series C, 4.000%, 05/15/2026 Perp. ** (b)			200,000	203,560

				1,057,651

Total Preferred Securities Capital Securities			(Cost $ 6,538,740)	6,748,689

Closed-End Mutual Funds - 1.12%

Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (c )			1,215	33,279
Nuveen Preferred Securities Income Fund ( c)			11,950	119,022

Total Closed-End Mutual Funds			(Cost $140,290)	152,301

Money Market Registered Investment Companies - 1.10%

First American Government Obligations Fund Class X 0.03% **			150,182	150,182

Total Money Market Registered Investment Companies			(Cost $ 150,182)	150,182

Total Investments - 99.05%			(Cost $ 12,788,420)	13,477,929

Other Assets less Liabilities - .95%				129,609

Total Net Assets - 100.00%				13,607,538

Options

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($)**	Value ($)
Put Options
SPDR S&P 500 ETF Trust, July 2, 2021, Put @ $340.00	52	7/2/2021	1,768,000	52
SPDR S&P 500 ETF Trust, July 16, 2021, Put @ $342.00	51	7/16/2021	1,744,200	459
SPDR S&P 500 ETF Trust, July 30, 2021, Put @ $345.00	58	7/30/2021	2,001,000	1,624

	161		5,513,200	2,135

Put Options Written
SPDR S&P 500 ETF Trust, July 02, 2021, Put @ $404.00	-52	7/2/2021	(2,100,800)	(156)
SPDR S&P 500 ETF Trust, July 16, 2021, Put @ $407.00	-51	7/16/2021	(2,075,700)	(3,519)
SPDR S&P 500 ETF Trust, July 30, 2021, Put @ $407.00	-58	7/30/2021	(2,360,600)	(10,440)

	-161		(6,537,100)	(14,115)

Total Options			(Cost $ -62,643)	(11,980)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$6,729,240	$(14,115)
Level 2 - Other Significant Observable Inputs			6,748,689	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$13,477,929	$(14,115)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer as of the date indicated.
(c) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $12,909,177 representing 94.86% of net assets.
**Variable rate security; the rate shown represents the yield at June 30, 2021
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at June 30, 2021.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
FRN- Floating Rate Note is a debt instrument whose coupon rate is variable and tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
Thus, the coupon rate on a floating rate note is variable. It is typically composed of a variable benchmark rate plus a fixed spread.